COLONIAL TAX-EXEMPT FUND SEMIANNUAL REPORT


                                  May 31, 1998


   Not FDIC                                                    May Lose Value
   Insured                                                     No Bank Guarantee

                       COLONIAL TAX-EXEMPT FUND HIGHLIGHTS
                         DECEMBER 1, 1997 - MAY 31, 1998

PORTFOLIO MANAGER COMMENTARY: "We attribute the Fund's favorable performance during the period to our strategy of maintaining a larger-than-average proportion of interest-rate-sensitive bonds. Despite significant interest rate volatility over the past six months, the Fund enjoyed strong price gains whenever rates declined during the period."
                      -- William Loring and Brian Hartford


                      COLONIAL TAX-EXEMPT FUND PERFORMANCE


                                                      CLASS A       CLASS B       CLASS C
     Inception dates                                  11/21/78      5/5/92        8/1/97
Six-month distributions declared per share(1)       $   0.366      $   0.314      $  0.324
SEC yields on 5/31/98(2)                                4.84%          4.32%         4.46%
Taxable-equivalent SEC yields(3)                        8.01%          7.15%         7.38%
Six-month total returns, assuming                       4.01%          3.62%         3.70%(4)
reinvestment of all distributions and no
sales charge or contingent deferred
sales charge (CDSC)
Net asset value per share on 5/31/98                $  13.93       $  13.93       $ 13.93



QUALITY BREAKDOWN(5) (as of 5/31/98)

AAA .....................   62.5%
AA ......................    9.7%
A .......................    6.3%
BBB .....................    5.2%
BB ......................    0.5%
B .......................    0.3%
Non-rated ...............   13.5%
Cash & equiv. ...........    2.0%


MATURITY BREAKDOWN(5)(as of 5/31/98)

 0-1 year ...............  0.0%
 1-3 years ..............  1.3%
 3-5 years ..............  4.4%
 5-7 years ..............  1.3%
 7-10 years .............  2.0%
 10-15 years ............ 16.8%
15-20 years ............. 25.8%
20-25 years ............. 28.2%
25+ years ............... 18.2%
Cash & equiv. ...........  2.0%



1  A portion of the Fund's income may be subject to the alternative minimum tax.

2 The 30-day SEC yields on May 31, 1998 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Distributor had not waived certain Fund expenses, the SEC yield for Class C shares would have been 4.31%.

3 Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

4 Performance results reflect any voluntary waiver of Fund expenses by the Distributor. Absent this waiver, performance results would have been lower.

5 Quality and maturity breakdowns are calculated as a percentage of unaudited total investments, including short-term obligations. Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS


                                    [PHOTO OF STEPHEN E. GIBSON]

In June 1998, Harold Cogger retired as president of Colonial Tax-Exempt Fund's Board of Trustees. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial Tax-Exempt Fund for the six-month period ending May 31, 1998.

A variety of factors caused bond prices to seesaw during the period, as different sectors of the economy provided mixed signals to fixed-income investors. The economic turmoil in Southeast Asia, its potential to slow U.S. economic growth, and the possibility of interest rate increases by the Federal Reserve Board were strong contributors to price volatility. By the end of the period, fixed-income investors saw improving economic conditions. With hints that growth might slow, investors' fear of inflation was reduced. As interest rates dropped, bond prices finished on a positive note.

The tax-exempt market in which the Fund invests followed a similar pattern of movement. In addition to the trends mentioned above, supply and demand factors contributed towards rising and declining prices during the period. The following portfolio management report expands on these issues, provides details on the Fund's strategies and performance, and offers some insight for the investment period ahead.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Tax-Exempt Fund remains a sensible option for their investment portfolio.

Thank you for choosing Colonial Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
July 10, 1998


Because market and economic conditions change, there can be no assurance that the trends discussed above or on the following pages will continue.

                           PORTFOLIO MANAGEMENT REPORT

WILLIAM LORING AND BRIAN HARTFORD are portfolio co-managers of Colonial Tax-Exempt Fund and are vice presidents of Colonial Management Associates, Inc. The following is a discussion of the Fund's performance for the six-month period ending May 31, 1998.

ECONOMIC AND MARKET FACTORS VARIED DURING THE PERIOD

Conditions for fixed-income investments varied during the period as the market's expectations about the economy shifted. Investors focused heavily on the economic crisis in Southeast Asia and its potential effects on the U.S. economy. Anticipation of a reduction in export activity to the Pacific Rim created widespread belief that the U.S. economy would slow down. The result was a decline in interest rates and an upward movement in bond prices. During the middle part of the period the trend was reversed, as mild winter weather resulted in earlier than typical demand for construction in the United States. Continued strength in the equity market helped generate additional shareholder wealth, positive consumer sentiment, and ultimately, higher levels of economic growth. However, by the end of the period, growth once again settled back to more modest levels, as certain measures of industrial production and export activity declined. This, in combination with continued low inflation, reduced investors' fears that the Federal Reserve Board would raise rates to keep economic growth in check. In response, bond prices recovered nicely by the end of the period.

TAX-EXEMPT MARKET SIMILAR TO TAXABLE BOND MARKET

The tax-exempt bond market experienced price volatility similar to the taxable bond market. Early on, a low supply of new issues and heavy seasonal demand created a favorable environment, helping municipal bond prices to rise. However, in the early months of 1998, the market found it difficult to absorb the unusually large increase in supply spurred by lower interest rates, and prices declined. During this period, the yield on 30-year insured tax-exempt bonds approached 90% of Treasury bonds' yields, making investments in municipal bonds relatively attractive on an after-tax basis. The increased investor demand that followed helped municipal bond prices move up strongly near the end of the period.

For the six-month period ended May 31, 1998, the Fund generated a total return of 4.01% for Class A shares, based on net asset value. The Fund outperformed the benchmark, the Lehman Brothers Municipal Bond Index, and its competitive Lipper peer group, which posted six-month returns of 3.78% and 3.53%(1), respectively.

MANY FACTORS CONTRIBUTED TO POSITIVE PERFORMANCE

As interest rates fell, many factors contributed positively toward the Fund's performance during the period: our focus on non-callable bonds, refundings that occurred during the period, and our duration management strategy.

Non-callable bonds perform well when interest rates decline, because issuers cannot "call" them before they mature in order to refinance their debt at lower interest rates. The longer life span of these bonds makes their prices more sensitive to changes in interest rates. This can translate into relatively larger price gains when rates fall. These bonds performed well for us during the early and late months of the six-month period.

Duration management is a tool designed to help control the degree to which a fund's share price will fluctuate in response to a change in interest rates. It takes into account a variety of factors, including the maturity of the bonds held by the portfolio. In general, the longer a fund's duration, the more sensitive it is to interest rates and, accordingly, the more movement you would expect in its share price. By maintaining a duration that was slightly longer than that of the competition, the Fund experienced noticeable share price appreciation when interest rates fell during the period.

AN HISTORICAL EVENT IN THE TAX-EXEMPT MARKET

Long Island Power Authority's (LIPA) debt offering in excess of $3.7 billion represented the largest issuance in the history of the municipal bond market. This deal was notable for several reasons. First, it represented a new issuer in the market, as the merger between the former Long Island Lighting Company and Brooklyn Union Gas Company created LIPA. Second, all three nationally recognized bond rating agencies awarded the issue an investment-grade rating. Third, despite the size of the transaction, the market generated great demand to "oversubscribe" the issue, creating more orders than bonds available. Lastly, the size of the issue focused investors' attention on the municipal market, increasing demand and prices for many other tax-exempt issues. The Fund participated in the new issue offering and subsequently sold its position once spreads tightened which allowed the bonds to outperform the market.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT

Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition are likely to keep inflation pressure low. Unresolved issues in Asia should help keep the U.S. economy from growing too fast. Market fundamentals are also positive. The current budget surplus may limit the government's need to borrow money, and thus, the need to issue U.S. government securities. This should help create higher demand for alternative fixed-income investments, including municipal bonds.

We currently intend to continue to de-emphasize investments in highly cyclical industries like steel and airlines, which tend to underperform in an economic slowdown. On the other hand, we are currently inclined to continue increasing our holdings of more essential service issues, such as water systems and hospital issues. These sectors tend to retain their value better in an economic slowdown. Going forward, the Fund remains positioned for a declining interest rate environment. However, we do anticipate some volatility in interest rates in the months to come. Therefore, we will continue to actively manage all aspects of the Fund to decrease the potential negative effects of rate volatility.



1 Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper General Municipal Debt Funds category. The Fund's Class A share ranking is in the first quartile for the six-month period (ranked 27 out of 247 funds), in the first quartile for the one-year period (ranked 31 out of 238 funds), in the second quartile for the five-year period (ranked 53 out of 123 funds) and in the fourth quartile for the ten-year period (ranked 60 out of 72 funds).

              COLONIAL TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                CHANGE IN VALUE OF $10,000 FROM 5/31/88 - 5/31/98


                                 CLASS A SHARES
                              Based on NAV and POP
                                    [GRAPH]

         Label         A           B               C                  D
-----------------------------------------------------------------------------------
Label  AS OF DATE    CTEFNAV       POP      Lehman Muni Bonds
-----------------------------------------------------------------------------------
 1      5/31/88     10000       9525           10000
-----------------------------------------------------------------------------------
 2                  10240.07    9753.666       10221
-----------------------------------------------------------------------------------
 3                   10477.2    9979.529       10493
-----------------------------------------------------------------------------------
 4                  10678.75    10171.51       10696
-----------------------------------------------------------------------------------
 5                  11002.15    10479.54       11151
-----------------------------------------------------------------------------------
 6                  11143.49    10614.18       11344
-----------------------------------------------------------------------------------
 7                  11349.86    10810.74       11649
-----------------------------------------------------------------------------------
 8                   11498.3    10952.13       11793
-----------------------------------------------------------------------------------
 9                  11641.55    11088.58       11967
-----------------------------------------------------------------------------------
10                  11784.89    11225.11       12072
-----------------------------------------------------------------------------------
11                  12138.12    11561.56       12545
-----------------------------------------------------------------------------------
12                  12432.21    11841.68       12880
-----------------------------------------------------------------------------------
13                  12741.55    12136.33       13173
-----------------------------------------------------------------------------------
14                  13067.01    12446.33       13496
-----------------------------------------------------------------------------------
15                  13366.66    12731.74       13833
-----------------------------------------------------------------------------------
16                   13666.5    13017.34       14167
-----------------------------------------------------------------------------------
17                  13941.94    13279.69       14466
-----------------------------------------------------------------------------------
18                  14419.64    13734.71       15002
-----------------------------------------------------------------------------------
19                  14608.16    13914.27       15220
-----------------------------------------------------------------------------------
20                   15348.1    14619.06       16117
-----------------------------------------------------------------------------------
21                  15412.43    14680.34       16197
-----------------------------------------------------------------------------------
22                  15973.46    15214.72       16833
-----------------------------------------------------------------------------------
23                  16039.77    15277.88       16907
-----------------------------------------------------------------------------------
24                  16105.02    15340.03       17009
-----------------------------------------------------------------------------------
25                  15614.67    14872.97       16597
-----------------------------------------------------------------------------------
26                  15815.56    15064.32       16857
-----------------------------------------------------------------------------------
27                  14903.57    14195.65       16019
-----------------------------------------------------------------------------------
28                  16320.22       15545       17329
-----------------------------------------------------------------------------------
29                  16996.89    16189.54       18109
-----------------------------------------------------------------------------------
30                  16975.18    16168.86       18351
-----------------------------------------------------------------------------------
31                  17786.31    16941.46       19046
-----------------------------------------------------------------------------------
32                  17890.57    17040.77       19244
-----------------------------------------------------------------------------------
33                  17532.33    16699.54       18937
-----------------------------------------------------------------------------------
34                  17813.71    16967.56       19312
-----------------------------------------------------------------------------------
35                  18581.95    17699.31       20166
-----------------------------------------------------------------------------------
36                  18652.74    17766.73       20304
-----------------------------------------------------------------------------------
37                  18800.72    17907.69       20505
-----------------------------------------------------------------------------------
38                  19410.33    18488.34       21097
-----------------------------------------------------------------------------------
39                  19913.1     18967.22       21612
-----------------------------------------------------------------------------------
40                  20445.68    19474.51       22160
-----------------------------------------------------------------------------------
41      5/31/98     20710.9     19727.13       22429
-----------------------------------------------------------------------------------



                  VALUE OF A $10,000 INVESTMENT MADE ON 5/31/88
                                  As of 5/31/98


         CLASS A                    CLASS B                    CLASS C
      NAV        POP           NAV         w/CDSC           NAV      w/CDSC

   $20,726     $19,741       $19,804      $19,804         $20,608    $20,608





                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 5/31/98


                      CLASS A             CLASS B             CLASS C
INCEPTION             11/21/78            5/5/92              8/1/97
                   NAV       POP      NAV      w/CDSC     NAV     w/CDSC
1 YEAR            10.16%   4.93%      9.34%    4.34%      9.61%     8.61%
5 YEARS            6.09    5.06       5.30     4.97       5.98      5.98
10 YEARS           7.55    7.03       7.07     7.07       7.50      7.50


Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75%. The CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Adviser or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

                              INVESTMENT PORTFOLIO
                     MAY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.0%                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
OTHER - 0.2%
  IN Indianapolis Local Public Improvement,
   Series 1992 D,
                                  6.750%  02/01/14                   $     5,000     $     6,065
                                                                                     -----------

------------------------------------------------------------------------------------------------
EDUCATION - 1.2%
  EDUCATION - 1.1%
  AL State University Revenue,
   Auburn University,
                                  7.000%  06/01/11                         1,000           1,096
  IL Lake County School District No. 56,
                                  9.000%  01/01/17                        10,440          15,440
  IN Purdue University,
   Series N,
                                  5.500%  07/01/12                         1,000           1,076
  MA Health and Educational Facilities Authority,
   Amherst College,
   Series E,
                                  6.750%  11/01/15                         1,000           1,102
  MA State Industrial Finance Agency,
   Tabor Academy,
   Series 1998,
                                  5.400%  12/01/28                         1,535           1,526
  NY State Dormitory Authority,
   New York University
   Series 1998 A,
                                  5.750%  07/01/27                         6,290           7,030
  TN Metropolitan Government,
   Nashville & Davidson County,
   Vanderbilt University,
   Series 1998 B,
                                  5.000%  10/01/28                         5,500           5,357
                                                                                     -----------
                                                                                          32,627
                                                                                     -----------
  STUDENT LOAN - 0.1%
  LA State Public Facility Authority,
   Series A,
                                  6.750%  09/01/06                         1,545           1,632
  VT State Student Assistance Financing Program,
   Series B,
                                  6.700%  12/15/12                         2,000           2,168
                                                                                     -----------
                                                                                           3,800
                                                                                     -----------

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
HEALTHCARE - 11.3%
  HOSPITAL - 5.3%
  AL Alabama Special Care Facilities Authority,
   Montgomery Healthcare,
   Series 1989,
                                 11.000%  10/01/19                   $    15,530     $    15,840
  FL Cape Canaveral Hospital,
                                  5.250%  01/01/28                         1,000             965
  GA Clayton Hospital Authority,
   The Woodlands Foundation, Inc.,
   Series 1991 A,
                                  9.750%  05/01/21(a)                      6,680           4,342
  IL Health Facility Authority,
   Series 1992 B, IFRN (variable rate),
                                  9.892%  05/01/21                         4,800           5,706
  IN State Health Facilities Financing Authority,
   Sisters of St. Francis Health,
   Series A,
                                  5.750%  11/01/12                        10,080          10,859
  MI Tawas City Finance Authority,
   St. Joseph Health System,
   Series 1998 A,
                                  5.600%  02/15/13                         2,250           2,239
  MN Monticello-Big Lake Community Hospital District,
                                  5.750%  12/01/19                         2,000           2,071
  MN Rochester,
   Mayo Medical Center,
   Series F,
                                  6.250%  11/15/21                         5,900           6,397
  MN Rochester,
   Mayo Foundation,
   Series 1998 A,
                                  5.500%  11/15/27                         7,000           7,204
  MS Hospital Equipment & Facilities Authority,
   Pooled Loan Program,
                                  7.500%  08/01/16                        18,900          20,160
  MS Medical Center Building Corp.,
   University of Mississippi Medical Center,
   Series 1998,
                                  5.500%  12/01/23                         6,570           6,982
  MT State Health Facility Authority,
   Hospital Facilities,
   Series 1994, IFRN (variable rate),
                                  6.598%  02/15/25                         6,000           6,105
  NC Charlotte-Mecklenburg Hospital Authority,
   Carolinas Healthcare Systems,
                                  6.250%  01/01/20                           845             910

                        Investment Portfolio/May 31, 1998

  NJ Health Care Facilities Financing Authority,
   Raritan Bay Medical Center
                                  7.250%  07/01/14                   $     4,300     $     4,719
  NJ State Health Care Facilities Financing Authority,
   Kimball Medical Center,
   Series 1998,
                                  5.250%  07/01/13                         4,000           4,091
  NY State Dormitory Authority,
   Jamaica Hospital,
   Series 1998 F,
                                  5.100%  02/15/11                         6,285           6,309
  OK Oklahoma City Industrial & Cultural Facilities Trust,
   Hillcrest Health Center,
                                  6.400%  08/01/14                         4,320           4,999
  TX Bexar County Health Facilities Development Corp.,
   Baptist Health System:
                                  6.000%  11/15/10                         2,540           2,846
                                  6.000%  11/15/11                         1,780           1,994
                                  6.000%  11/15/12                         1,065           1,194
  VA Danville Industrial Development Authority,
   Regal Medical Center,
                                  5.250%  10/01/28                         2,500           2,546
  VA Fairfax Industrial Development Authority,
   Inova Health,
                                  5.000%  08/15/23                        13,105          12,956
  VA Henrico County Industrial Development Authority,
   Bon Secours Health,
                                  6.000%  08/15/16                         5,000           5,612
  VA Norfolk Industrial Development Authority,
   Sentara Hospital,
   Series A,
                                  6.500%  11/01/13                         2,500           2,803
  VT State Educational & Health Buildings Authority,
   Springfield Hospital,
   Series A,
                                  7.750%  01/01/13                         1,890           2,140
  WA State Health Care Facilities Authority,
   Swedish Health Services,
   Series 1998,
                                  5.125%  11/15/18                        10,000           9,906
                                                                                     -----------
                                                                                         151,895
                                                                                     -----------

  INTERMEDIATE CARE FACILITIES - 0.7%
  IL Champaign,
   Hoosier Care, Inc.,
   Series 1989 A,
                                  9.750%  08/01/19                         1,445           1,530

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
HEALTHCARE - CONT.
  INTERMEDIATE CARE FACILITIES - CONT.
  IN Wabash First Mortgage,
   Hoosier Care, Inc.,
   Series 1989-A,
                                  9.750%  08/01/19                   $     5,760     $     6,112
  MA State Health & Educational Facilities Authority,
   Corp. for Independent Living,
                                  8.100%  07/01/18                         1,280           1,445
  TN Shelby County, Health, Education,
   & Housing Facilities Board,
   Open Arms Development Center:
    Series 1992-A,
                                  9.750%  08/01/19                         4,190           4,981
    Series 1992-C,
                                  9.750%  08/01/19                         4,185           4,975
                                                                                     -----------
                                                                                          19,043
                                                                                     -----------

  NURSING HOME - 5.3%
  CA San Diego Industrial Development,
                                  8.750%  12/01/16                         5,300           5,916
  CO State Health Facilities Authority,
   American Housing Foundation, Inc.,
   Series 1990 A,
                                 10.250%  12/01/20                         2,500           2,500
  DE State Economic Development Authority,
   Churchman Village Project,
   Series A,
                                 10.000%  03/01/21                         7,090           8,588
  DE Sussex County,
   Healthcare Facility,
   Delaware Health Corp.,
   Series 1994-A,
                                  7.600%  01/01/24                        14,230          14,959
  FL Collier County Industrial Development Authority,
   Beverly Enterprises, Inc.,
   Series 1991,
                                 10.750%  03/01/03                           905           1,035
  FL Gadsden County Industrial Development Authority,
   Florida Properties, Inc.,
   Series 1988 A,
                                 10.450%  10/01/18                         5,985           6,092
  FL Palm Beach County,
   Beverly Enterprises-Florida, Inc.,
   Series 1984,
                                 10.000%  06/01/11                         2,525           2,787

                        Investment Portfolio/May 31, 1998

  IA Marion,
   Kentucky Iowa Corp. Project,
   Series 1990,
                                 10.250%  01/01/20                   $       965     $     1,011
  IA State Finance Authority,
   Care Initiatives,
   Series 1998 B,
                                  5.500%  07/01/08                         1,500           1,487
  IN Gary Industrial Economic Development,
   West Side Health Care Center,
   Series 1987 A,
                                 11.500%  10/01/17                         1,955           2,020
  KS Washington County Industrial Development Authority,
   Central States,
   Series 1989,
                                 10.250%  11/01/19                         3,355           3,431
  MA Boston,
   St. Joseph Nursing Care Center, Inc.
   Series 1990,
                                 10.000%  01/01/20(b)                        300             325
  MA State Industrial Finance Agency:
   American Health Foundation Inc.,
   Series 1989,
                                 10.125%  03/01/19                         3,135           2,351
   GF/Massachusetts Inc.,
   Series 1994,
                                  8.300%  07/01/23                        12,730          13,239
  MA State Industrial Finance Agency,
   Belmont Home Care Project:
    Seacoast Nursing Home, Series 1991,
                                  9.625%  12/01/21                         4,945           5,711
    Series A,
                                  7.970%  01/01/99                           100             101
    Series 1995 A,
                                  9.270%  01/01/25                        10,405          11,966
  MO St. Louis County Industrial Development Authority,
   Nursing Home, Cardinal Carberry Health Center,
   Series 1991,
                                  7.125%  03/20/23                         2,000           2,173
  NM Albuquerque Industrial Development Authority,
   Manor Nursing Home,
                                 12.000%  05/15/14                         3,066           3,319
  OH Ashtabula County First Mortgage,
   Village Square Nursing Center, Inc.,
   Series 1985,
                                 12.000%  12/01/15                         1,235           1,290

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
HEALTHCARE - CONT.
  NURSING HOME - CONT.
  OH Lucas County,
   Gericare, Inc.,
   Series 1988 B,
                                 10.500%  06/01/18                   $     2,950     $     3,096
  OH Montgomery County,
   Grafton Oaks Limited Partners,
   Series 1986,
                                  9.750%  12/01/16                           695             660
  OH Trumbull County,
                                 12.000%  12/01/15                         2,150           2,214
  PA Cambria County Industrial Development Authority,
   Beverly Enterprises,
                                 10.000%  06/18/12                         1,700           2,242
  PA Chester County Industrial Development,
   Pennsylvania Nursing Home, Inc.,
   Series 1989,
                                 10.125%  05/01/19                        10,337           9,510
  PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
                                  9.000%  08/01/22                         9,420          10,727
  PA Lackawanna County Industrial Authority,
   Greenridge Nursing Center,
                                 10.500%  12/01/10                         1,825           2,049
  PA Luzerne County Industrial Development Authority:
   Millville Nursing Center,
                                 10.500%  12/01/12                         3,680           3,496
   Beverly Enterprises, Pennsylvania,
   Series 1983,
                                 10.125%  11/01/08                           805             873
  PA Montgomery County Higher
   Education & Health Authority,
   Roslyn-Hatboro, Inc. Project,
                                  9.000%  11/15/22                        12,205           9,764
  PA Wilkins Area Industrial Development Authority,
   Oakmont Nursing Center,
   Series 1984,
                                 10.000%  07/01/11                         1,050           1,192
  TN Metropolitan Government, Nashville
   & Davidson Counties Health & Education
   Facilities, Central States, Series 1989
                                 10.250%  11/01/19                           770             787
  TX Whitehouse Health Facilities Development Corp.,
   Oak Brook Health Care Center, Series 1989,
                                 10.000%  12/01/19                         1,775           1,855

                        Investment Portfolio/May 31, 1998


  WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
                                  7.100%  02/20/36                   $    10,000     $    11,559
                                                                                     -----------
                                                                                         150,325
                                                                                     -----------

------------------------------------------------------------------------------------------------
HOUSING - 11.8%
  ASSISTED LIVING/SENIOR - 1.0%
  IL State Development Finance Authority,
   Care Institute, Inc.,
                                  8.250%  06/01/25                        10,000          11,300
  MN Roseville,
   Care Institute, Inc.,
   Series 1993,
                                  7.750%  11/01/23                         2,975           3,012
  MS Lamar County Wesley Manor II:
                                  8.750%  08/01/20                         1,000           1,028
                                  8.750%  02/01/29                         1,610           1,657
  PA Montgomery County Industrial Development Authority,
   Assisted Living Facility,
   Series 1993-A,
                                  8.250%  05/01/23                         1,435           1,606
  TX Bell County Health Facilities Development Corp.,
   Care Institutions, Inc.,
                                  9.000%  11/01/24                         7,585           8,770
                                                                                     -----------
                                                                                          27,373
                                                                                     -----------
  MULTI-FAMILY - 5.1%
  AZ Mohave County Industrial Development Authority,
   Multifamily, Kingman Station Apartments,
                                  8.125%  10/01/26                         2,815           3,052
  AZ Phoenix Industrial Development Authority,
   Chris Ridge Village Project,
   Series 1992:
                                  6.750%  11/01/12                           650             689
                                  6.800%  11/01/25                         4,250           4,475
  CO State Health Facilities Authority,
   Birchwood Manor,
   Series 1991 A,
                                  7.625%  04/01/26                         1,835           1,926
  DE Quaker Hill Housing Corp.,
   Multifamily Housing, Quaker Hill Apartments,
   Series A,
                                  7.550%  08/01/21                         6,225           6,710
  FL State Housing Finance Agency,
   Windsong Apartments,
   Series 1993 C,
                                  9.250%  01/01/19                         1,230             984

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
HOUSING - CONT.
  MULTI-FAMILY - CONT.
  GA Augusta Housing Authority,
   Mountain Ridge Holdings II Project,
   Series A,
                                  8.960%  09/01/24(a)                $     3,620     $     2,353
  GA Savannah Housing Authority,
   Multifamily Housing, Plantation Oaks Apartments Project,
   Series 1986,
                                  9.625%  02/01/27                         2,870           3,056
  IL Carbondale,
   Mill Street Apartments,
   Series 1979,
                                  7.375%  09/01/20                           821             837
  IL Charleston Non-Profit Corp.,
   Cougills Manor Project,
                                  6.875%  07/01/20                         1,729           1,745
  IL East Moline Housing Finance Corp.,
   Deerfield Woods Apartments,
                                  7.500%  08/01/21(c)                      2,331           2,378
  IL State Housing Development Authority,
   Series 1990 A,
                                  8.000%  06/01/26                           680             716
  LA Jefferson Housing Development,
   Corp. Multiple Family, Concordia Project,
   Series A,
                                  7.700%  08/01/22                         2,570           2,795
  LA New Orleans Housing Development Corp.,
   Multifamily Housing Mortgage, Southwood Patio,
   Series 1990-A,
                                  7.700%  02/01/22                         2,375           2,592
  MA State Housing Finance Agency,
   Series 1988 A,
                                  8.400%  08/01/21                           740             758
  MN Washington County Housing & Redevelopment Authority,
   Cottages of Aspen,
   Series 1992,
                                  9.250%  06/01/22                         1,910           2,120
  MN White Bear Lake,
   Birch Lake Townhomes Project:
    Series 1989 A,
                                  9.750%  07/15/19                         2,185           2,226
    Series 1989 B,
                           (e)            07/15/19(d)                        284             260
  MO St. Louis Area Housing Finance Corp.,
   Wellington Arms III, Series 1979,
                                  7.500%  01/01/21                         1,998           2,015

                        Investment Portfolio/May 31, 1998

  MS Biloxi Urban Renewal,
   Biloxi Apartments Project,
   Series 1985:
                                  9.500%  12/01/05                   $     1,050     $     1,103
                                  9.500%  12/01/10                         1,235           1,297
                                  9.500%  12/01/15                         1,970           2,069
  NC Eastern Carolina Regional Housing Authority,
   New River Apartments-Jacksonville,
   Series 1994,
                                  8.250%  09/01/14                         2,735           2,974
  NE Omaha Housing Development Corp.,
   Mortgage Notes, North Omaha Homes,
                                  7.375%  03/01/21                         1,359           1,386
  NJ State Housing & Mortgage Finance Agency,
                                  6.950%  11/01/13                         3,500           3,773
  NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
                                  7.375%  06/01/21(c)                      2,789           2,797
  PA Warren County Housing Finance Corp.,
   Allegheny Manor,
                                  7.500%  02/01/21                         1,323           1,350
  Resolution Trust Corp., Pass Through Certificates,
   Series 1993-A,
                                  8.500%  12/01/16(c)                     61,712          64,181
  TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
                                  8.750%  04/01/27                         3,600           3,695
  TN Knoxville Community Development,
   Corp. Multiple Family Housing,
   Maple Oak Apartment Project,
   Series 1992,
                                  6.375%  10/15/08                         2,510           2,627
  TX Galveston Pass Health Facilities Center,
   Pass Through Certificates,
                                  8.000%  08/01/23                         1,850           1,996
  TX Laredo Housing Development Corp., No. 1,
                                  7.375%  03/05/21(c)                      2,036           2,038
  VA Alexandria Redevelopment & Housing Authority,
   Courthouse Commons Apartments:
    Series 1990-A,
                                 10.000%  01/01/21                           760             780
    Series 1990-B,
                           (f)            01/01/21                           959           2,134
  VA Fairfax County Redevelopment & Housing Authority,
   Mt. Vernon Apartments, Series A,
                                  6.625%  09/20/20                         1,500           1,622

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
HOUSING - CONT.
  MULTI-FAMILY - CONT.
  VA Norfolk Redevelopment & Housing Authority,
   Multifamily Housing, Dockside,
   Series 1991-A:
                                  7.300%  12/01/16                   $     1,315     $     1,396
                                  7.375%  12/01/28                         1,940           2,057
  WA Washington Housing Development Corp.,
   Parkview Apartments Project,
                                  7.500%  04/01/21                         1,639           1,672
  WI Milwaukee Housing Authority Mortgage,
   Windsor Court Project,
   Series 1986,
                                  8.700%  08/21/21                         1,985           2,032
  WY Rock Springs Housing Finance Corp.,
   Bicentennial Association II,
                                  7.500%  05/01/20                         1,113           1,134
                                                                                     -----------
                                                                                         145,800
                                                                                     -----------

  SINGLE FAMILY - 5.7%
  AK State Housing Finance Corp.,
   Series A-2,
                                  5.750%  06/01/24                         3,500           3,589
  AL State Housing Finance Authority,
   Series 1990-C,
                                  7.550%  04/01/16                           550             584
  CA State Housing Finance Authority,
   Series 1984 B,
                           (e)            08/01/16                           325              44
  CO El Paso County Home Mortgage:
   Series 1987 C,
                                  8.300%  09/20/18                         1,439           1,599
   Series 1987 D,
                                  8.150%  09/20/14                           627             679
   Series 1988 A,
                                  8.375%  03/25/19                         1,572           1,775
  CO Housing Finance Authority,
   Single Family Housing,
   Series A,
                                  7.150%  11/01/14                           805             835
  CO State Housing Finance Authority:
   Series 1991 A,
                                  7.500%  05/01/29                         4,745           5,035
   Series 1996 B-1,
                                  7.650%  11/01/26                         2,750           3,137
   Series 1997 A-2,
                                  7.250%  05/01/27                         3,200           3,613

                        Investment Portfolio/May 31, 1998

  FL Brevard County Housing Finance Authority,
   Single Family Mortgage, Series 1985,
                           (e)            04/01/17                   $     3,235     $       503
  FL Lee County Housing Finance Authority,
   Series 1996 A-1,
                                  7.350%  03/01/27                         6,680           7,552
  GA Atlanta,
   Urban Residential Finance Authority,
   Single Family Housing Mortgage,
   Series 1988,
                                  8.250%  10/01/21                           905             935
  IA Finance Authority Single Family,
   Series 1992 B,
                                  6.950%  07/01/24                         9,915          10,537
  ID State Housing Agency,
   Senior Series,
                                  6.700%  07/01/27                         6,000           6,415
  IL Chicago:
   Series 1996 B,
                                  7.625%  09/01/27                         4,010           4,578
   Series 1997 A,
                                  7.250%  09/01/28                         4,000           4,521
   Series 1998 A-1,
                                  6.450%  09/01/29                         3,500           3,825
  IL State Housing Development Authority:
   Series B,
                                  7.250%  08/01/17                         1,290           1,366
   Series C,
                                  7.500%  08/01/17                           190             199
  IN State Housing Finance Authority,
   Single Family Housing, Series 1987 C,
                                  9.125%  07/01/18                         1,860           1,908
  LA Jefferson Parish Home Mortgage Authority,
   Single Family, Series 1988 A,
                                  8.300%  04/01/20                         1,895           1,962
  MA State Housing Finance Agency:
   Series 21,
                                  7.125%  06/01/25                         6,000           6,427
   Series 1988 B,
                                  8.100%  08/01/23                           355             370
  MD State Community Development Administration,
   Department of Housing and Community Development,
   Single Family Program:
    1st Series,
                                  7.300%  04/01/17                           450             476
    3rd Series,
                                  7.250%  04/01/27                           960           1,013

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
HOUSING - CONT.
  SINGLE-FAMILY - CONT.
  MN State Housing Finance Agency:
   Single Family Mortgage, Series C,
                                  7.100%  07/01/11                   $       675           $ 717
   Series 1988 D,
                                  8.250%  08/01/20                         1,950           2,017
  MO State Housing Development Commission:
   Homeownership Loan Program,
   Series 1996 A,
                                  7.200%  09/01/26                         7,690           8,655
   Series C:
                                  6.900%  07/01/18                           825             877
                                  7.250%  09/01/26                         4,590           5,156
   Series 1996 B,
                                  7.550%  09/01/27                         8,395           9,589
   Series 1998 B-2,
                                  6.400%  03/01/29                         2,000           2,191
  NE Investment Finance Authority,
   Single Family Mortgage,
   Series 1990-2, IFRN (variable rate),
                                 11.500%  09/10/30                         2,800           3,140
  NH State Housing Finance Authority,
   Single Family Resources Mortgage,
   Series 1989-B,
                                  7.700%  07/01/29                         2,280           2,390
  NY State Mortgage Finance Agency,
   Series BB 2,
                                  7.950%  10/01/15                         1,395           1,435
  NY State Mortgage Agency,
   Home Owner Mortgage,
   Series HH-2,
                                  7.850%  04/01/22                         1,500           1,560
  OH Housing Finance Agency:
   Series A2, IFRN (variable rate),
                                  9.679%  03/24/31                         5,100           5,718
   Series 1988 C,
                                  8.125%  03/01/20                           665             695
  TX Bexar County Housing Finance Corp.,
   GNMA Collateralized Mortgage,
   Series 1989-A,
                                  8.200%  04/01/22                         3,170           3,320
  TX Corpus Christi Housing Finance Corp.,
   Single Family Mortgage,
   Lomas and Nettleton,
   Series C,
                                 10.000%  10/01/07                           375             381

                        Investment Portfolio/May 31, 1998

  TX Harris County Housing Finance,
   Corp. Single Family,
   Series 1987,
                                  8.875%  12/01/17                   $     1,850     $     1,888
  TX Lubbock Housing Finance Corp.,
   Single Family Series:
    Series 1988 C,
                                  8.375%  12/01/20                         4,470           4,515
    Series 1988 D,
                                  8.375%  12/01/20                           805             813
  TX State Department Housing & Community Affairs,
   Collateralized Home Mortgage,
   Series 1992-B2, IFRN (variable rate),
                                  9.663%  06/18/23                         9,000           9,889
  TX State Housing Agency Mortgage,
   Single Family,
   Series A,
                                  7.150%  09/01/12                           600             641
  UT State Housing Finance Agency,
   Single Family Mortgage:
    Senior Issue B-1,
                                  7.500%  07/01/16                            85              90
    Senior Issue B-2,
                                  7.700%  07/01/15                            15              16
    Senior Series F-1,
                                  7.400%  07/01/09                           235             243
    Series 1990-C2,
                                  7.950%  07/01/10                           155             160
  UT State Housing Finance Agency,
   Single Family:
    Senior A-1,
                                  6.900%  07/01/12                           605             641
    Senior Issue B-2,
                                  7.000%  07/01/16                           265             280
    Senior Issue D-2,
                                  7.250%  07/01/11                           295             313
    Series E-1,
                                  6.950%  07/01/11                         1,025           1,081
  VA State Housing Authority Commonwealth Mortgage,
   Series A,
                                  7.100%  01/01/17                         1,000           1,043
  VT State Housing Finance Agency,
   Series 1989 A,
                                  7.850%  12/01/29                         3,920           4,087
  WI State Housing & Economic Development Authority,
   Series A,
                                  7.000%  09/01/09                           985           1,052

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
HOUSING - CONT.
  SINGLE-FAMILY - CONT.
  WV State Housing Development Fund,
   Series 1992-B,
                                  7.200%  11/01/20                   $     9,800     $    10,574
  WY Community Development Authority,
   Single Family Mortgage,
   Series 1988-G,
                                  7.250%  06/01/21                         4,500           4,822
                                                                                     -----------
                                                                                         163,466
                                                                                     -----------
OTHER - 13.9%
  OTHER - 0.1%
  MD Baltimore,
   Park Charles Project,
   Series 1986,
                                  8.000%  01/01/10                         1,480           1,611
                                                                                     -----------
  POOL/BOND BANK - 0.9%
  CA San Diego County,
   Series 1993,
                                  5.625%  09/01/12                        13,000          14,167
  IN Indianapolis Local Public
   Improvement Bond Bank,
   Series A:
                                  5.000%  01/01/17                         5,000           4,934
                                  6.500%  01/01/13                         6,700           7,900
                                                                                     -----------
                                                                                          27,001
                                                                                     -----------
  REFUNDED/ESCROWED (g) - 12.9%
  AK State Housing Financing Corp.,
   Series 1992-A,
                                  6.600%  12/01/23                        11,750          13,050
  AZ Maricopa County Industrial Development Authority,
   Advantage Point,
   Series 1996 A,
                                  6.625%  07/01/26                         2,750           3,191
  AZ Pima County Industrial Development Authority,
                                  8.200%  09/01/21                        12,370          16,964
  AZ Salt River Project,
   Agricultural Improvement & Power District Electric System,
   Series A,
                                  6.625%  01/01/12                         1,500           1,622
  CA Eden Township Hospital District,
   Eden Township Hospital,
   Series 1989,
                                  7.400%  11/01/19                         5,000           5,339

                        Investment Portfolio/May 31, 1998

  CA Palmdale Community Redevelopment Agency,
   Series D,
                                  8.000%  04/01/16                   $     7,000     $     9,489
  CA Perris Community Facilities District,
   Series 2-90,
                                  8.750%  10/01/21                         6,165           9,262
  CA Pomona,
   Series A,
                                  7.600%  05/01/23                        10,000          13,078
  CA Riverside County,
                                  8.300%  11/01/12                        10,000          13,554
  CO Denver City and County Airport:
   Series A:
                                  8.500%  11/15/23                           430             483
                                  8.750%  11/15/23                         1,455           1,697
   Series B:
                                  7.250%  11/15/23                         1,125           1,285
                                  7.250%  11/15/23                         1,300           1,484
  CO Mesa County,
                           (e)            12/01/11                         5,905           3,075
  CT State Health & Educational Facilities Authority,
   New Britain Hospital, Series 1991 A,
                                  7.750%  07/01/22                           905           1,038
  DC District of Columbia Hospital,
   Washington Hospital Center Corp.,
   Series 1990-A:
                                  8.750%  01/01/15                        10,000          11,313
                                  9.000%  01/01/08                         1,595           1,791
  DE State Economic Development Authority,
   Riverside Hospital,
   Series 1992 A,
                                  9.500%  01/01/22                         1,140           1,446
  FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
                                  8.250%  05/01/24                         3,475           4,274
  FL St. Petersburg Health Facilities Authority,
   Allegheny Health System, St. Joseph's Hospital, Inc.,
   Series 1985-A,
                                  7.000%  12/01/15                         2,000           2,226
  FL State Mid-Bay Bridge Authority,
   Series A,
                                  6.875%  10/01/22                         2,000           2,475
  GA Burke County Development Authority,
   Oglethorpe Power Corp.,
   Series 1992,
                                  8.000%  01/01/22                        11,000          13,015

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
OTHER - CONT.
  REFUNDED/ESCROWED (g) - CONT.
  IL Chicago Public Building Commission,
   Series 1990 A,
                                  7.125%  01/01/15                   $     4,010     $     4,289
  IL Health Facility Authority,
   United Medical Center,
   Series 1991:
                                  8.125%  07/01/06                         2,780           3,131
                                  8.375%  07/01/12                         1,500           1,779
  IL State Health Facilities Authority,
   Edgewater Medical Center,
   Series A,
                                  9.250%  07/01/24                         8,345          10,619
  IL State Sales Tax,
   Series N,
                                  6.900%  06/15/09                         1,000           1,099
  IN Purdue University,
   Student Fee,
   Series B,
                                  6.700%  07/01/15                         1,100           1,276
  IN St. Joseph County Hospital Authority,
   South Bend Memorial Hospital,
                                  9.400%  06/01/10                         3,085           3,984
  KY Trimble County,
   Louisville Gas & Electric Co.,
   Series B,
                                  6.550%  11/01/20                           130             144
  MA Bay Transportation Authority,
   General Transportation System,
   Series A,
                                  7.000%  03/01/11                         1,000           1,095
  MA General Obligation Bonds,
   Series 1991 A,
                                  7.625%  06/01/08                         5,000           5,593
  MA Holyoke,
   School Project Loan,
                                  7.650%  08/01/09                         1,250           1,403
  MA State Health & Educational Facilities Authority,
   Lowell General Hospital,
   Series 1991 A,
                                  8.400%  06/01/11                         2,500           2,844
  MA State Turnpike Authority:
   Series A,
                                  5.000%  01/01/20                        12,665          12,748
   Series 1993 A,
                                  5.125%  01/01/23                         3,600           3,679

                        Investment Portfolio/May 31, 1998

  MA State,
   Series 1991 C:
                                  6.750%  08/01/09                   $     1,000     $     1,098
                                  6.750%  08/01/09                         1,835           2,016
  MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992 A,
                                  9.250%  11/01/12                         1,400           1,717
  MO Hannibal Industrial Development Authority,
   Regional Healthcare Systems,
   Series 1992,
                                  9.500%  03/01/22                         4,250           5,081
  NC Lincoln County,
   Lincoln County Hospital,
                                  9.000%  05/01/07                           440             529
  NV Reno Hospital,
   St. Mary's Regional Medical Center,
   Series 1991-A,
                                  6.700%  07/01/21                         1,700           1,859
  NY New York City General Obligation,
   Series 1991-D,
                                  8.000%  08/01/18                         5,085           5,754
  NY New York City,
   Series B-1,
                                  6.950%  08/15/12                         1,145           1,327
  NY Triborough Bridge & Tunnel Authority,
   Series T,
                                  7.000%  01/01/11                           750             819
  PA Convention Center Authority,
   Series 1989-A,
                                  6.000%  09/01/19                        11,650          12,981
  PA Erie-Western Port Authority,
   Series 1990,
                                  8.625%  06/15/10                         1,850           2,049
  PA Philadelphia Hospitals & Higher
   Educational Facilities Authority,
   Presbyterian Medical Center,
   Series 1993,
                                  6.500%  12/01/11                         5,155           5,924
  PA State Industrial Development Authority,
   Economic Development,
   Series A,
                                  7.000%  01/01/11                         5,595           6,170
  PA Westmoreland County Municipal Authority,
   Special Obligation,
   Series 1985,
                                  9.125%  07/01/10                         4,165           4,892

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
OTHER - CONT.
  REFUNDED/ESCROWED (g) - CONT.
  SC Piedmont Municipal Power Agency:
   Series 1988,
                           (e)            01/01/13                   $    18,570     $     9,125
   Series 1993,
                                  5.375%  01/01/25                         3,960           4,197
  TN Chattanooga Health Education & Housing
   Facilities Board, North Park Hospital Project,
   Series 1993,
                                  8.500%  02/01/23                        41,430          49,561
  TN Shelby County, Public Improvement,
   Series 1992-A:
                           (e)            05/01/10                        15,750           8,657
                           (e)            05/01/12                        15,130           7,279
  TX Austin Utilities System Revenue,
                                  6.750%  05/15/12                         3,500           3,820
  TX Hidalgo County Health Services,
   Mission Hospital, Inc.,
   Series A,
                                 10.250%  02/01/25                         4,785           5,515
  TX State Research Laboratory Commission Finance
   Authority, Superconducting Super Collider,
   Series 1991,
                                  6.950%  12/01/12                        10,000          11,906
  UT Uintah County Pollution Control,
   Series 1984-F2,
                                 10.500%  06/15/14                         6,900           8,156
  WA State Health Care Facilities Authority,
   Grays Harbor Community Hospital,
   Series 1993:
                                  7.200%  07/01/03                           930           1,013
                                  8.025%  07/01/20                         6,380           7,098
  WA Tacoma Electric System,
   Series 1991 C, IFRN (variable rate),
                                  8.931%  01/02/15                        10,000          11,538
  WI State Health & Educational Facilities Authority,
   St. Luke's Medical Center Project, Series 1991,
                                  7.100%  08/15/19                         2,550           2,825
                                                                                     -----------
                                                                                         367,740
                                                                                     -----------

------------------------------------------------------------------------------------------------
OTHER REVENUE - 2.9%
  CHEMICALS - 0.5%
  IL Southwestern Illinois Development Authority,
   Sewer Facilities, Monsanto Co.,
   Series 1991,
                                  7.300%  07/15/15                         3,000           3,382

                        Investment Portfolio/May 31, 1998

  TN Humphreys County Industrial Development Board,
   E.I. duPont deNemours & Co.,
   Series 1994
                                  6.700%  05/01/24                   $     9,000     $     9,949
                                                                                     -----------
                                                                                          13,331
                                                                                     -----------
  INDUSTRIAL - 0.6%
  CO Mesa County Industrial Development
   Joy Technologies, Inc.,
   Series 1992,
                                  8.500%  09/15/06                         1,000           1,130
  CT State Development Authority,
   Pfizer, Inc. Project,
   Series 1994,
                                  7.000%  07/01/25                         3,000           3,481
  GA Wayne County Development Authority,
   Solid Waste Disposal, ITT Royonier, Inc.,
   Series 1990,
                                  8.000%  07/01/15                         2,500           2,697
  IL Rockford,
                                  9.250%  02/01/00                           520             523
  IL Will-Kankakee Regional Development Authority,
   Flanders Corp./Precisionaire Project,
   Series 1997,
                                  6.500%  12/15/17                         3,000           3,071
  MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
                                 10.000%  09/01/16                           315             387
  MN Buffalo,
   Von Ruden Manufacturing, Inc.,
   Series 1989,
                                 10.500%  09/01/14                         1,380           1,489
  OH Cuyahoga County,
   Joy Technologies, Inc.,
   Series 1992,
                                  8.750%  09/15/07                         1,340           1,526
  PA Bucks County Industrial Development,
   Jorgensen Steel,
                                  9.000%  06/01/05                         4,000           4,058
                                                                                     -----------
                                                                                          18,362
                                                                                     -----------
  OIL & GAS - 1.2%
  CA Los Angeles Regional Airport Improvement Corp.,
   Los Angeles International Airport,
                                  6.800%  01/01/27                         1,400           1,500

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
OTHER REVENUE- CONT.
  OIL & GAS - CONT.
  PA State Economic Development Financing Authority,
   Sun Co., Inc.,
   Series 1994 A,
                                  7.600%  12/01/24                   $    27,500     $    32,189
                                                                                     -----------
                                                                                          33,689
                                                                                     -----------

  PAPER PRODUCTS - 0.2%
  AL Phenix City Industrial Development Board,
   Mead Coated Board, Inc.,
   Series 1998 B,
                                  5.250%  04/01/28                         4,000           4,007
  IA Cedar Rapids,
   Weyerhaeuser Company Project,
                                  9.000%  08/01/14                         1,000           1,414
  LA De Soto Parish,
   International Paper Co.,
   Series A,
                                  7.700%  11/01/18                         1,250           1,470
                                                                                     -----------
                                                                                           6,891
                                                                                     -----------

  RETAIL - 0.4%
  DE Sussex County,
   Economic Development,
   Rehoboth Mall Project,
                                  7.250%  10/15/12                         4,885           5,209
  PA Bucks County Industrial Development Revenue,
   Hechinger Co.,
   Series 1984,
                                 11.375%  11/15/04                         2,190           2,261
  PA Philadelphia Authority for Industrial Development,
   Hechinger Co.,
   Series 1983,
                                 11.375%  12/01/04                         3,510           3,569
                                                                                     -----------
                                                                                          11,039
                                                                                     -----------

------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 0.1%
  DISPOSAL - 0.1%
  MA Boston Industrial Development Finance Authority,
   Jet-A-Way, Inc.,
                                 10.500%  01/01/11                         1,500           1,693
                                                                                     -----------

  RESOURCE RECOVERY - 0.0%
  VA Fairfax County Economic Development,
   Ogden Martin Systems, Series 1987 A,
                                  7.750%  02/01/11                         1,000           1,052
                                                                                     -----------

                        Investment Portfolio/May 31, 1998

TAX-BACKED - 25.0%
  LOCAL APPROPRIATED - 4.7%
  CA Los Angeles Convention & Exhibition Authority,
   Series 1993 A,
                                  6.125%  08/15/11                   $     5,000     $     5,705
  CA Sacramento City Financing Authority,
   Series A,
                                  5.375%  11/01/14                         5,000           5,289
  CA San Bernardino County,
   Medical Center Financing Project,
                                  5.500%  08/01/17                         2,500           2,650
  CA Santa Clara County Financing Authority,
   Series A,
                                  5.000%  11/15/17                        14,245          14,070
  IL Chicago Board Education,
   Series 1992-A:
                                  6.000%  01/01/20                         4,000           4,524
                                  6.250%  01/01/15                         4,400           5,058
  IN Beech Grove School Building Corp.,
                                  6.250%  07/05/16(h)                      2,265           2,596
  NJ Hudson County,
   Series 1992,
                                  6.600%  12/01/21                        16,665          18,067
  NY State Dormitory Authority,
   Judicial Facilities, Series 1991 A,
                                  9.500%  04/15/14                         9,000          10,501
  PA Philadelphia Municipal Authority,
   Series B,
                                  6.400%  11/15/16                        39,925          43,840
  SC Charleston County,
   Charleston Public Facilities Corp.,
   Series 1995:
                                  6.000%  12/01/07                         3,110           3,460
                                  6.000%  12/01/09                         3,495           3,912
                                  6.000%  12/01/10                         3,710           4,177
  TX Houston Independent School District Public Facilities Corp.:
    Series 1998 A,
                                     (e)  09/15/14                         3,885           1,702
    Series 1998 B:
                                     (e)  09/15/14                         6,790           2,975
                                     (e)  09/15/15                         2,000             826
  VA Chesapeake Industrial Development Authority,
                                  5.250%  06/01/17                         2,445           2,469
  WA King County,
   King Street Center Project,
                                  5.125%  06/01/17                         3,000           2,998
                                                                                     -----------
                                                                                         134,819
                                                                                     -----------

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
TAX-BACKED - CONT.
  LOCAL GENERAL OBLIGATIONS - 7.0%
  AK North Slope Borough:
   Series A,
                                     (e)  06/30/08                   $    11,400     $     7,121
   Series 1996 B,
                                     (e)  06/30/07                        45,000          29,502
  AZ Apache County School District,
   Number 010, Round Valley Project of 1987,
   Series 1990-C:
                                 10.800%  07/01/98                         1,000           1,005
                                 10.800%  07/01/99                         1,000           1,066
  CA Los Angeles Unified School District,
   Series A,
                                  5.000%  07/01/21                        20,000          19,570
  CA Redwood City Elementary School District,
                                     (e)  08/01/17                         4,540           1,697
  CO Douglas County School District,
   No. RE-1, Series 1996,
                                  7.000%  12/15/12                         6,000           7,413
  CO El Paso County School District No. 11:
                                  7.125%  12/01/20                         7,350           9,446
   Series 1996,
                                  7.100%  12/01/16                         2,105           2,655
  CO Jefferson County School District,
   No. R-001, Series 1998 A,
                                  5.500%  12/15/13                        10,000          10,591
  CO Larimer, Weld & Boulder Counties School District,
   Series 1996,
                                     (e)  12/15/10                         4,000           2,193
  CT Bridgeport,
   Series 1996 A,
                                  6.500%  09/01/08                         1,435           1,671
  IL Chicago Board of Education,
   Series 1996:
                                  6.250%  12/01/11                         3,330           3,835
                                  6.250%  12/01/12                         1,500           1,732
  IL Chicago,
   Series A,
                                  5.375%  01/01/13                         5,000           5,299
  IL Kane County School District No. 129,
   Series 1997,
                                  5.500%  02/01/12                         2,000           2,095
  IL Lake & McHenry Counties United School District,
   Number 118, Series 1998:
                                     (e)  02/01/09                         2,355           1,421
                                     (e)  02/01/10                         2,060           1,172

                        Investment Portfolio/May 31, 1998

  IL Lake, Cook, Kane & McHenry Counties
   United School District, Number 220,
   Series 1998:
                                  5.375%  12/01/10                   $     4,020     $     4,270
                                  5.375%  12/01/11                         4,240           4,463
  MA Boston,
   Series 1992 A,
                                  6.500%  07/01/12(h)                      4,400           4,868
  MA Haverhill,
                                  5.000%  06/15/17                         2,200           2,179
  MA Lowell:
                                  8.000%  01/15/00                           550             578
                                  8.400%  01/15/09                         1,000           1,126
  MI Detroit,
   Series 1990-B,
                                  8.250%  04/01/10                         5,000           5,418
  MI Rochester Community School District,
                                  5.000%  05/01/19                         4,500           4,506
  NV Clark County School District,
   Series B,
                                  5.625%  06/15/13                        10,215          10,847
  NY New York City,
   General Obligation,
   Series 1997 A:
                                  7.000%  08/01/07                         4,725           5,500
                                  7.000%  08/01/06                         5,000           5,795
  NY New York City,
   Series 1998 F,
                                  5.000%  08/01/23                         6,850           6,556
  OH Cleveland,
                                  5.750%  08/01/12                         2,485           2,747
  PA Erie School District,
   Series 1998:
                                     (e)  09/01/12                         5,780           2,839
                                     (e)  09/01/13                         3,000           1,396
                                     (e)  09/01/15                         1,500             621
  PR Commonwealth of Puerto Rico
   Municipal Finance Agency,
   Series A:
                                  5.000%  07/01/09                        11,540          12,039
                                  5.250%  07/01/10                         8,420           8,928
  TX Harris County,
                                  5.750%  10/01/14                         2,600           2,862
  TX Houston Independent School District,
   Series 1997,
                                     (e)  08/15/15                         6,355           2,635
                                                                                     -----------
                                                                                         199,657
                                                                                     -----------

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
TAX-BACKED - CONT.
  SPECIAL NON-PROPERTY TAX - 4.7%
  FL Palm Beach County Criminal Justice Facilities,
                                  5.750%  06/01/13                   $     5,000     $     5,532
  IL Metropolitan Pier and Exposition Authority,
   McCormick Place Expansion Project,
                                     (e)  06/15/14                         4,330           1,909
  IL State Development Finance Authority,
   City of Marion Project,
   Series 1991,
                                  9.625%  09/15/21                         5,645           4,234
  NJ State Transportation Trust Fund Authority:
                                  5.000%  06/15/17                         6,750           6,693
   Series B,
                                  7.000%  06/15/12                        27,000          33,237
  NY Metropolitan Transportation Authority,
   Series 1998 A,
                                  4.500%  04/01/18                         4,000           3,693
  NY New York City Transitional Finance Authority:
   Series A,
                                  5.125%  08/15/21                         6,000           5,907
   Series 1998 C,
                                  4.750%  05/01/23                         7,500           7,061
  NY State Local Assistance Corp.:
   Series D,
                                  5.000%  04/01/23                        26,425          25,548
   Series E,
                                  5.250%  04/01/16                        15,060          15,626
  OH Hamilton,
                                  5.000%  12/01/27(i)                     10,000           9,729
  PA Convention Center Authority,
   Series A,
                                  6.750%  09/01/19                         5,000           5,677
  PR Commonwealth of Puerto Rico Infrastructure
   Financing Authority, Series A,
                                  5.000%  07/01/21                         9,400           9,273
                                                                                     -----------
                                                                                         134,119
                                                                                     -----------
  SPECIAL PROPERTY TAX - 0.5%
  CA Corona Community Facility District,
   No. 90-1-A, Series 1998
                                  5.500%  09/01/15                         9,240           9,902
  CA Riverside County Public Financing Authority,
   Redevelopment Projects,
   Series A,
                                  5.500%  10/01/22                         3,000           3,038
                                                                                     -----------
                                                                                          12,940
                                                                                     -----------

                        Investment Portfolio/May 31, 1998

  STATE APPROPRIATED - 5.9%
  CA State Public Works Board:
   State Prisons, Series 1993 A,
                                  5.000%  12/01/19                   $    11,065     $    11,065
   Various State Prisons Projects, Series 1993 A,
                                  5.250%  12/01/13                         6,400           6,720
  MA State College Building Authority Project,
   Series A,
                                  7.500%  05/01/11                         1,500           1,910
  NY Metropolitan Transportation Authority,
   Transit Facilities,
   Series 5,
                                  6.900%  07/01/06                         3,015           3,278
  NY State Dormitory Authority,
   City University System,
   Series 1990-C:
                                  7.000%  07/01/14                         2,050           2,200
                                  7.500%  07/01/10                        19,875          24,076
  NY State Dormitory Authority,
   State University of New York:
    Series B,
                                  5.000%  05/15/18                        11,500          11,216
    Series 1990-A,
                                  7.500%  05/15/13                         8,000          10,148
  NY State Dormitory Authority,
   City University,
   Series 1993 A:
                                  6.000%  07/01/20                        13,350          14,893
                                  6.000%  07/01/20                         6,140           7,000
  NY State Dormitory Authority:
   City University, Series A,
                                  5.750%  07/01/13                         8,565           9,451
   State University Facilities, Series A,
                                  5.875%  05/15/17                        33,240          36,949
  NY State Urban Development Corp.:
    Correctional Facility, Series A,
                                  6.500%  01/01/11                         8,500           9,941
   University Facilities Grants,
                                  5.500%  01/01/15                         5,265           5,499
  TX Hurst Euless Bedford Independent School District,
   Series 1994,
                                  6.500%  08/15/24                         6,355           7,077
  TX State Public Finance Authority,
   General Services Commission Projects,
   Series A,
                                  5.500%  02/01/11                         6,905           7,357
                                                                                     -----------
                                                                                         168,780
                                                                                     -----------

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
TAX-BACKED - CONT.
  STATE GENERAL OBLIGATIONS - 2.2%
  MA Massachusetts Bay Transportation Authority:
                                  5.250%  03/01/20                   $     5,000     $     5,007
   Series A,
                                  5.000%  03/01/19                         7,000           6,893
   Series D:
                                  5.750%  03/01/13                         4,215           4,532
                                  5.750%  03/01/14                         6,575           7,045
   Series 1997 D,
                                  5.000%  03/01/22                         3,500           3,405
  MA State,
   Series 1991 C,
                                  6.750%  08/01/09                         1,030           1,127
  NV State,
   Series A,
                                  6.800%  07/01/12                            60              66
  PR Commonwealth of Puerto Rico General Obligation,
   Series B,
                                  6.500%  07/01/15                         3,000           3,567
  PR Commonwealth of Puerto Rico,
   Series 1998,
                                  5.000%  07/01/27                        10,500          10,141
  TX State Public Finance Authority,
   Series 1997,
                                     (e)  10/01/13                         4,000           1,895
  WA State,
   Series 1992 A,
                                  6.250%  02/01/11                         6,400           7,365
  WA State General Obligation,
   Series 1998 C,
                                  5.500%  07/01/23                        10,000          10,695
                                                                                     -----------
                                                                                          61,738
                                                                                     -----------

------------------------------------------------------------------------------------------------
TRANSPORTATION - 7.2%
  AIRPORT - 4.3%
  CO Denver City & County Airport:
   Series A:
                                  8.500%  11/15/23                         4,570           5,053
                                  8.750%  11/15/23                         4,030           4,603
   Series B:
                                  7.250%  11/15/23                         4,375           4,857
                                  7.250%  11/15/23                         5,075           5,690
   Series C,
                                  6.500%  11/15/12(h)                     10,625          12,408
   Series E,
                                  6.000%  11/15/11                         3,000           3,386

                        Investment Portfolio/May 31, 1998

  HI State,
   Airport System Revenue:
    Series 2,
                                  7.000%  07/01/18                   $    14,770     $    15,978
    Series 1991,
                                  6.900%  07/01/12                         4,250           5,039
  IL Chicago,
   O'Hare International Airport:
    Series A,
                                  5.000%  01/01/16                        15,000          14,758
    Series 1994 A,
                                  6.375%  01/01/12                         4,980           5,515
  MA State Port Authority,
   Series 1998 A,
                                  5.500%  07/01/15                         2,670           2,792
  PA Allegheny County Airport,
   Pittsburgh International Airport,
                                  5.750%  01/01/14(h)                      4,500           4,862
  TX Dallas-Fort Worth Regional Airport,
   Series A,
                                  7.375%  11/01/11                         6,000           6,973
  TX Houston Airport System,
                                  5.125%  07/01/22                        10,000           9,884
  VA Capital Region Airport Commission,
   Series B,
                                  8.125%  07/01/14(h)                     17,200          20,820
                                                                                     -----------
                                                                                         122,618
                                                                                     -----------
  TOLL FACILITIES - 2.7%
  CA San Joaquin Hills Transportation Corridor Agency,
   Series A,
                                     (e)  01/15/14                        14,450           6,608
  CO State Public Highway Authority,
   Arapahoe Co., E-470,
   Series B,
                                     (e)  09/01/11(h)                     17,685           9,249
  MA State Turnpike Authority:
   Series A,
                                  5.125%  01/01/23                        15,000          14,824
   Series C,
                                     (e)  01/01/20                        15,000           4,931
  NJ State Turnpike Authority:
   Series C,
                                  6.500%  01/01/16                         8,500          10,063
   Series 1991 C,
                                  6.500%  01/01/16                        16,000          18,941

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
TRANSPORTATION - CONT.
  TOLL FACILITIES - CONT.
  NY Triborough Bridge & Tunnel Authority,
                                  6.125%  01/01/21                   $     5,000         $ 5,815
  TX Eagle Pass International Bridge,
   Series 1998,
                                  5.250%  02/15/14                         3,720           3,849
  VA Richmond Metropolitan Authority,
   Series 1998,
                                  5.250%  07/15/17                         3,150           3,258
                                                                                     -----------
                                                                                          77,538
                                                                                     -----------

  TRANSPORTATION - 0.2%
  SC State Ports Authority,
   Series 1991,
                                  6.750%  07/01/21                         2,050           2,213
  VA Northern Virginia Transportation Commission,
   Railway Express Project, Series 1998:
                                  5.375%  07/01/13                         2,000           2,086
                                  5.375%  07/01/14                         1,750           1,817
                                                                                     -----------
                                                                                           6,116
                                                                                     -----------

------------------------------------------------------------------------------------------------
UTILITY - 24.4%
  INDIVIDUAL POWER PRODUCER - 1.2%
  FL Martin County Industrial Development Authority,
   Indiantown Cogeneration Project,
   Series 1994 A,
                                  7.875%  12/15/25                         7,500           8,803
  NY New York City Industrial Development Agency,
   Brooklyn Navy Yard Partners,
   Series 1997,
                                  5.750%  10/01/36                         4,000           4,042
  NY Port Authority of New York & New Jersey,
   KIAC Partners, Series 1996 IV:
                                  6.750%  10/01/11                         1,500           1,676
                                  6.750%  10/01/19                         7,000           7,779
  PA Economic Development Finance Authority,
   Colver Project, Series D,
                                  7.150%  12/01/18                        10,000          11,190
                                                                                     -----------
                                                                                          33,490
                                                                                     -----------

  INVESTOR OWNED - 6.4%
  AZ Pima County Industrial Development Authority,
   Tucson Electric Power Co.,
   Series 1988 A:
                                  6.100%  09/01/25                         2,000           2,065
                                  7.250%  07/15/10                        10,845          12,099

                        Investment Portfolio/May 31, 1998

  CA California Pollution Control Financing Authority,
   Pacific Gas & Electric Co., Series 1992 A,
                                  6.625%  06/01/09                   $     3,000     $     3,263
  FL Pinellas County,
   Florida Power Corp.,
                                  7.200%  12/01/14                         1,000           1,100
  HI State Department Budget and Finance:
   Hawaiian Electric Co., Series 1990 C,
                                  7.375%  12/01/20                         5,965           6,478
   Series 1993 B, IFRN (variable rate),
                                  6.868%  12/15/23                        10,000          10,263
  IL Development Financial Authority,
   Pollution Control, Series 1991,
                                  7.250%  06/01/11                         5,625           6,099
  IL State Development Finance Authority,
   Commonwealth Edison Co. Project,
   Series D,
                                  6.750%  03/01/15                         3,400           3,834
  IN Mt. Vernon,
   Southern Indiana Gas & Electric Co.,
   Series 1984 A,
                                  7.250%  03/01/14                         4,500           4,852
  IN Petersburg,
   Indiana Power & Light Co.,
   Series B,
                                  5.400%  08/01/17                         5,000           5,212
  LA De Soto Parish,
   Southwestern Electric Power Co.,
   Series 1992,
                                  7.600%  01/01/19                         6,000           6,789
  MI St. Clair County Economic Development Corp.,
   Detroit Edison Co., Series 1993 AA,
                                  6.400%  08/01/24                         7,000           7,822
  NJ Cape May County Industrial Pollution Control
   Financing Authority, Atlantic City Electric Co.,
   Series 1994 A,
                                  7.200%  11/01/29                         5,000           5,739
  NM Farmington,
   Southern California Edison Co.,
   Series A,
                                  7.200%  04/01/21                         3,000           3,252
  NV Clark County Industrial Development,
   Nevada Power Co.:
    Series 1990,
                                  7.800%  06/01/20                         4,250           4,596
    Series 1992 A,
                                  6.700%  06/01/22(h)                     25,895          28,176

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
------------------------------------------------------------------------------------------------
UTILITY - CONT.
  INVESTOR OWNED - CONT.
  NV Humboldt County Pollution Control Revenue,
   Idaho Power Co. Project,
                                  8.300%  12/20/14                   $     1,875         $ 2,243
  NY State Energy Research & Development Authority,
   Long Island Lighting Co.,
                                  7.150%  12/01/20                        11,075          12,127
  NY State Energy Research & Development Authority,
   Brooklyn Union Gas Co.,
   Series 1993 B, IFRN (variable rate),
                                  8.690%  04/01/20                        13,000          16,331
  NY State Energy Research & Development Authority,
   Consolidated Edison Co.,
   Series 1994 A,
                                  7.125%  12/01/29                         5,000           5,710
  OH Air Quality Development Authority,
   JMG Funding Project,
                                  5.625%  01/01/23                         4,315           4,480
  OH State Air Quality Development Authority,
   The Cleveland Electric Illuminating Co.,
   Series 1992,
                                  8.000%  12/01/13                         6,545           7,522
  TX Brazos River Authority,
   Houston Light & Power Co.,
   Series A:
                                  6.700%  03/01/17(h)                     13,015          14,204
                                  7.625%  05/01/19                           900             950
  TX Matagorda County,
   Houston Light & Power Co.,
                                  6.700%  03/01/27                         7,200           7,858
  WV Mason County Pollution Control,
   Appalachian Power Co., Series G,
                                  7.400%  01/01/14                           400             422
                                                                                     -----------
                                                                                         183,486
                                                                                     -----------
  JOINT POWER AUTHORITY - 5.3%
  GA Municipal Electric Authority Power:
   Series Z,
                                  5.500%  01/01/20(h)                     24,000          25,474
   Series 1993 C,
                                  5.700%  01/01/19(h)                     20,000          21,786
  GA State Municipal Electric Authority:
   Series C,
                                  5.700%  01/01/19                         6,000           6,408
   Series Z,
                                  5.500%  01/01/20                         5,375           5,604

                        Investment Portfolio/May 31, 1998

  MA State Municipal Wholesale Electric Co.,
   Series 1994 A, IFRN (variable rate),
                                  6.302%  07/01/16                   $    22,900     $    23,100
  MN Southern Minnesota Municipal Power Agency,
   Series A,
                                  5.000%  01/01/16                         6,000           5,931
  NC State Municipal Power Agency,
   Catawba No. 1:
    Series A,
                                  5.125%  01/01/17                        10,000           9,982
    Series 1998 A,
                                  5.500%  01/01/15                         4,500           4,772
  SC Piedmont Municipal Power Agency:
   Series 1988,
                           (e)            01/01/13                        25,885          12,275
   Series 1993,
                                  5.375%  01/01/25                        11,805          12,373
  SC State Public Service Authority:
                                  5.125%  01/01/32                         2,500           2,447
   Series C,
                                  5.125%  01/01/21                        12,000          11,849
  TX State Municipal Power Agency,
                           (e)            09/01/08                         4,500           2,800
  UT Intermountain Power Agency,
   State Power Supply,
   Series B,
                                  7.625%  07/01/08                           100             102
  WI Public Power, Inc.,
   Series 1993 B,
                                  5.440%  07/01/14                         5,400           5,514
                                                                                     -----------
                                                                                         150,417
                                                                                     -----------
  MUNICIPAL ELECTRIC - 4.9%
  CA Sacramento Municipal Utilities District,
   Series K:
                                  5.750%  07/01/18                         7,670           8,435
                                  5.800%  07/01/19                         6,000           6,629
  FL Orlando Utilities Commission:
   Series 1989 D,
                                  5.000%  10/01/23                         6,200           6,009
   Series 1993-B, IFRN (variable rate),
                                  6.805%  10/06/13                         5,000           5,437
  LA De Soto Parish,
   Southwestern Electric Power Co.,
                                  7.600%  01/01/19                         5,000           5,679
  NC University of North Carolina at Chapel Hill,
                           (e)            08/01/14                         3,000           1,354

                        Investment Portfolio/May 31, 1998

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
--------------------------------------------------------------------------------------------------
UTILITY - CONT.
  MUNICIPAL ELECTRIC - CONT.
  OH Cleveland Public Power System,
   Series 1,
                                  5.125%  11/15/18                   $    15,000     $    14,896
  PR Puerto Rico Electric Power Authority:
   Series AA:
                                  5.250%  07/01/16                         3,500           3,562
                                  6.000%  07/01/11                         4,195           4,759
                                  6.000%  07/01/12                         6,680           7,567
                                  6.250%  07/01/10                         6,000           6,946
   Series 1998 EE,
                                  4.500%  07/01/18                         5,000           4,643
  SD Heartland Consumers Power District,
   Series 1992,
                                  6.000%  01/01/12                         3,650           4,111
  TN Metropolitan Government,
   Nashville & Davidson Counties:
    Electric Revenue,
    Series 1998,
                                  5.200%  05/15/23(i)                     10,000           9,944
    Series 1996 A,
                           (e)            05/15/09                         5,250           3,172
  TX Austin Utility System Revenue,
                                  5.000%  11/15/14(h)                     19,025          19,004
  TX San Antonio Electric & Gas:
   Series 1989 B,
                                  5.000%  02/01/16                        10,000           9,827
   Series 1992,
                                  5.000%  02/01/17                         9,000           8,860
  WA Chelan County Public Utilities,
   District Number 001 Consolidate,
   Series 1989-A Division I,
                                  7.750%  07/01/21                         4,500           4,875
  WA Chelan County Public Utilities District No. 1,
   Columbia River Rock Hydroelectric:
                           (e)            06/01/09                         5,000           2,970
                           (e)            06/01/11                         5,000           2,634
                                                                                     -----------
                                                                                         141,313
                                                                                     -----------
  WATER & SEWER - 6.6%
  DC District of Columbia Water & Sewer Authority,
   Series 1998,
                                  5.500%  10/01/23                         8,500           9,030
  ID State Water Resource Board,
   Boise Water Corp., Series 1991,
                                  7.250%  12/01/21                         6,000           6,573

                        Investment Portfolio/May 31, 1998

  LA Public Facility Belmont Water Authority,
                                  9.000%  03/15/24(c)                $     1,350     $     1,215
  MA State Water Resources Authority:
   Series B,
                                  5.000%  03/01/22                        21,200          20,652
   Series C:
                                  4.750%  12/01/23                        15,680          14,732
                                  5.250%  12/01/15                        10,450          10,889
  MI Detroit Water Supply System,
   Series A:
                                  5.750%  07/01/12                         5,500           6,060
                                  6.000%  07/01/14                         3,020           3,401
                                  6.000%  07/01/15                         3,000           3,375
  MS V Lakes Utility District,
                                  8.250%  07/15/24                           760             608
  NJ State Economic Development Authority,
   American Water Co., Inc.:
                                  6.500%  04/01/22                         4,900           5,304
    Series 1994 A,
                                  6.875%  11/01/34                        10,590          11,967
  OH State Water Development Authority,
   Water Control Loan Fund:
                                  5.500%  12/01/11                         3,940           4,202
                                  5.500%  06/01/13                         2,250           2,376
  PA Philadelphia,
   Water & Waste Water Revenue,
   Series 1993,
                                  5.000%  06/15/16                        13,650          13,442
  TN Jackson Water and Sewer Revenue,
   Series 1984,
                                 10.375%  07/01/12                         1,090           1,184
  TX Houston Water & Sewer System Revenue:
                                  5.000%  12/01/18                        24,755          24,350
   Series C,
                           (e)            12/01/12(h)                     42,000          20,373
   Series D,
                                  5.000%  12/01/17                        11,000          10,838
   Series 1998 A,
                           (e)            12/01/19(i)                     40,100          13,101
  TX State Coastal Industrial Water Authority,
   Bayport Water System, Series 1978,
                                  7.000%  12/15/03                         1,990           1,992
  VA Fairfax County Water Authority,
                                  5.000%  04/01/21                         1,500           1,502
                                                                                     -----------
                                                                                         187,166
                                                                                     -----------

TOTAL MUNICIPAL BONDS (cost of $2,611,041)                                             2,797,000
                                                                                    ============

                        Investment Portfolio/May 31, 1998

OPTIONS - 0.1%                                                         CONTRACTS           VALUE
------------------------------------------------------------------------------------------------
  September 1998 Treasury Bond Call,
  Strike price 122, Expiration 03/22/98
  (cost of $1,452)                                                        14,000     $     2,209
                                                                                     -----------

TOTAL INVESTMENTS (cost of $2,612,493)(j)                                              2,799,209
                                                                                     ===========

SHORT-TERM OBLIGATIONS - 2.0%                                                PAR
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k)
  CA Irvine Ranch Water District,
                                  3.700%  01/01/21                   $       200             200
  CA Newport Beach Hoag Hospital,
                                  3.900%  10/01/22                         5,000           5,000
  CA State Health Facilities Financing Authority,
   Sutter Health, Series A,
                                  3.700%  03/01/20                           900             900
  FL Pinellas County Health Facilities Authority,
   Series 1985,
                                  4.000%  12/01/15                           400             400
  ID State Health Facilities Authority,
   St. Lukes Regional Medical Facility,
   Series 1995,
                                  3.950%  05/01/22                        12,190          12,190
  IL State Educational Facilities Authority,
                                  3.750%  12/01/25                         5,115           5,115
  IL State Health Facilities Authority,
   Palos Community Hospital,
   Series 1985 B,
                                  3.800%  12/01/15                           100             100
  IN Portage Economic Development Revision,
   Pedcor Investments:
    Series A,
                                  3.950%  08/01/30                         6,000           6,000
    Series B,
                                  3.950%  08/01/30                           150             150
  IN State Health Facilities Financing Authority,
   Series 1990,
                                  3.800%  12/01/10                           400             400
  LA State Offshore Terminal Authority,
   Loop, Inc.,
                                  3.950%  09/01/06                        13,350          13,350
  MS Perry County,
   Leaf River Forest Project,
                                  3.950%  03/01/02                         1,000           1,000
  NC Craven County Industrial Facilities & Pollution
   Control Financing Authority, John Hancock
   Resource Recovery, Inc., Series C,
                                  4.200%  05/01/11                           200             200

                        Investment Portfolio/May 31, 1998

  NC Halifax County Industrial Facilities
  & Pollution Control Authority,
   Westmoreland Coal Co.,
                                  4.150%  12/01/19                   $       100     $       100
  NM Farmington,
   Arizona Public Service Co.,
   Four Corners Project,
   Series 1994 B,
                                  3.950%  09/01/24                        12,450          12,450
  NY State Energy Research & Development Authority,
   Niagara Mohawk Power Corp.,
   Series B,
                                  4.000%  07/01/27                           300             300
  WY Green River,
   Rhone-Poulenc, Inc.,
   Series 1992,
                                  4.000%  06/01/99                           400             400
                                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS                                                              58,255
                                                                                     -----------

OTHER ASSETS & LIABILITIES, NET - (0.1)%                                                  (2,503)
------------------------------------------------------------------------------------------------
NET ASSETS - 100%                                                                    $ 2,854,961
                                                                                     ===========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This issuer is in default of certain debt covenants. Income is not being accrued.

(b) This is a restricted security which was acquired on April 2, 1990 at a cost of $320. This security represents 0.0% of the Fund's net assets at May 31, 1998.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, the value of these securities amounted to $72,609 or 2.5% of net assets.

(d) The value of this security represents fair value as determined under procedures approved by the Trustees.

(e) Zero coupon bond.

(f) Accrued interest accumulates in the value of the security and is payable at redemption.

(g) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(h) These securities, or a portion thereof, with a total market value of $183,820, are being used to collateralize the delayed delivery purchases indicated in note (i) below and open futures contracts.

(i) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.

(j) Cost for federal income tax purposes is $2,612,790.

                        Investment Portfolio/May 31, 1998

NOTES TO INVESTMENT PORTFOLIO - CONT.
--------------------------------------------------------------------------------
(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 1998.




Short futures contracts open at May 31, 1998:

                    PAR VALUE                                        UNREALIZED
                    COVERED BY                EXPIRATION            APPRECIATION
    TYPE            CONTRACTS                    MONTH               AT 5/31/98
--------------------------------------------------------------------------------
Treasury Bond       $ 91,800                     June                  $ 1,358







                Acronym                           Name
                -------                           ----
                 IFRN                   Inverse Floating Rate Note








See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $2,612,493)                                                 $ 2,799,209
Short-term obligations                                                                      58,255
                                                                                       -----------
                                                                                         2,857,464

Receivable for:
  Interest                                                            52,660
  Investments sold                                                    15,456
  Fund shares sold                                                       733
  Variation margin on futures                                            229
Other                                                                    262                69,340
                                                                 -----------           -----------
    Total Assets                                                                         2,926,804

LIABILITIES
Payable for:
  Investments purchased                                               49,188
  Distributions                                                       12,057
  Fund shares repurchased                                              4,360
Payable due to custodian bank                                          6,070
Accrued:
  Deferred Trustees fees                                                  35
Other                                                                    133
                                                                 -----------
    Total Liabilities                                                                       71,843
                                                                                       -----------

NET ASSETS                                                                             $ 2,854,961
                                                                                       ===========

Net asset value & redemption price per share -
Class A ($2,489,430/178,703)                                                           $     13.93
                                                                                       ===========
Maximum offering price per share - Class A
($13.93/0.9525)                                                                        $     14.62(a)
                                                                                       ===========
Net asset value & offering price per share -
Class B ($364,368/26,156)                                                              $     13.93(b)
                                                                                       ===========

Net asset value & offering price per share -
Class C ($1,163/84)                                                                    $     13.93(b)
                                                                                       ===========
COMPOSITION OF NET ASSETS
Capital paid in                                                                        $ 2,672,881
Undistributed net investment income                                                          2,250
Accumulated net realized loss                                                               (8,245)
Net unrealized appreciation on:
   Investments                                                                             186,717
   Open futures contracts                                                                    1,358
                                                                                       -----------
                                                                                       $ 2,854,961
                                                                                       ===========

(a)      On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1998
                                   (UNAUDITED)

          (in thousands)
          INVESTMENT INCOME
          Interest                                                        $      88,111

          EXPENSES
          Management fee                                $      7,330
          Service fee                                          3,636
          Distribution fee - Class B                           1,405
          Distribution fee - Class C                               1
          Transfer agent                                       2,164
          Bookkeeping fee                                        373
          Registration fee                                        (a)
          Custodian fee                                            7
          Audit fee                                               32
          Trustees fee                                            44
          Reports to shareholders                                 19
          Legal fee                                               (a)
          Other                                                   28
                                                        -------------
                                                              15,039
          Interest expense                                         1           15,040
                                                        -------------    -------------
                 Net Investment Income                                         73,071
                                                                         -------------


          NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
          Net realized again on:
            Investments                                       25,085
            Closed futures contracts                             376
                                                        -------------
              Net Realized Gain                                                25,461

          Change in net unrealized appreciation
            during the period on:
            Investments                                       14,682
            Open futures contracts                             1,199
                                                        -------------
              Net Unrealized Appreciation                                      15,881
                                                                         -------------
                 Net Gain                                                      41,342
                                                                         -------------
          Increase in Net Assets from Operations                          $    114,413
                                                                         =============



          (a) Rounds to less than one.

          See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                  (Unaudited)
                                               Six months ended      Year ended
          (in thousands)                             May 31          November 30
                                                 -------------      -------------
INCREASE (DECREASE) IN NET ASSETS                     1998             1997 (a)
Operations:
Net investment income                             $    73,071        $   162,223
Net realized gain                                      25,461             20,827
Net unrealized appreciation                            15,881             18,398
                                                  -----------        -----------
    Net Increase from Operations                      114,413            201,448
Distributions:
From net investment income - Class A                  (66,609)          (144,382)
From net investment income - Class B                   (8,466)           (18,821)
From net investment income - Class C                      (10)                (3)
                                                  -----------        -----------
                                                       39,328             38,242
                                                  -----------        -----------
Fund Share Transactions :
Receipts for shares sold - Class A                    187,324            362,985
Value of distributions reinvested - Class A            36,888             80,285
Cost of shares repurchased - Class A                 (320,312)          (743,604)
                                                  -----------        -----------
                                                      (96,100)          (300,334)
                                                  -----------        -----------
Receipts for shares sold - Class B                      5,894             13,695
Value of distributions reinvested - Class B             4,615             10,327
Cost of shares repurchased - Class B                  (30,777)           (76,626)
                                                  -----------        -----------
                                                      (20,268)           (52,604)
                                                  -----------        -----------
Receipts for shares sold - Class C                        970                250
Value of distributions reinvested - Class C                 5                  2
Cost of shares repurchased - Class C                      (28)               (42)
                                                  -----------        -----------
                                                          947                210
                                                  -----------        -----------
Net Decrease from
  Fund Share Transactions                            (115,421)          (352,728)
                                                  -----------        -----------
        Total Decrease                                (76,093)          (314,486)

NET ASSETS
Beginning of period                                 2,931,054          3,245,540
                                                  -----------        -----------
End of period (including undistributed
  net investment income of
  $2,250 and $3,608, respectively)                $ 2,854,961        $ 2,931,054
                                                  ===========        ===========



(a)      Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (continued)

                                                 (Unaudited)
                                               Six months ended  Year ended
(in thousands)                                       May 31      November 30
                                                    -------      -----------
                                                     1998          1997(a)
NUMBER OF FUND SHARES:
Sold - Class A                                       13,484         26,948
Issued for distributions reinvested - Class A         2,662          5,962
Repurchased - Class A                               (23,052)       (55,224)
                                                    -------        -------
                                                     (6,906)       (22,314)
                                                    -------        -------
Sold - Class B                                          425          1,017
Issued for distributions reinvested - Class B           333            767
Repurchased - Class B                                (2,216)        (5,691)
                                                    -------        -------
                                                     (1,458)        (3,907)
                                                    -------        -------
Sold - Class C                                           70             18
Issued for distributions reinvested - Class C           (b)            (b)
Repurchased - Class C                                    (1)            (3)
                                                    -------        -------
                                                         69             15
                                                    -------        -------

(a)      Class C shares were initially offered on August 1, 1997.

(b)      Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Tax-Exempt Fund (the Fund), a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

                   Notes to Financial Statements/May 31, 1998

NOTE 2. ACCOUNTING POLICIES - CONT.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fees for Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Insured Fund and Colonial High Yield Municipal Fund as follows:

                   Notes to Financial Statements/May 31, 1998


       Average Net Assets              Annual Fee Rate
       ---------------------     ------------------------
       First $1 billion                    0.60%
       Next $2 billion                     0.55%
       Next $1 billion                     0.50%
       Over $4 billion                     0.45%

The management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

In addition, a further reduction was made based on the following schedule:

                                       Cumulative Annualized
       Effective Date                       Reduction
       -------------------           -------------------------
       January 1, 1996                        0.01%
       April 1, 1996                          0.02%
       July 1, 1996                           0.03%
       October 1, 1996                        0.04%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

       Average Net Assets                         Annual Fee Rate
       ------------------                        ----------------
       First $50 million                             No charge
       Next $950 million                               0.035%
       Next $1 billion                                 0.025%
       Next $1 billion                                 0.015%
       Over $3 billion                                 0.001%

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 1997, and continuing through calendar year 1997, the Transfer Agent fee was reduced 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc. formerly Liberty Financial Investments, Inc., (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. During the six months ended May 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $514,167 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $350,957 and none, on Class B and Class C share redemptions, respectively.

                   Notes to Financial Statements/May 31, 1998

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: During the six months ended May 31, 1998, purchases and sales of investments, other than short-term obligations, were $319,319,196 and $426,594,079, respectively.

Unrealized appreciation (depreciation) at May 31, 1998, based on cost of investments for federal income tax purposes was approximately:

Gross unrealized appreciation          $  197,250,000
Gross unrealized depreciation             (10,831,000)
                                     ----------------
    Net unrealized appreciation        $  186,419,000
                                     ================

CAPITAL LOSS CARRYFORWARDS: At November 30, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of              Capital loss
              expiration             carryforward
              ----------             ------------
                 2002                $ 12,565,000
                 2003                   4,478,000
                                     ------------
                                    $  17,043,000
                                    =============


Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

                   Notes to Financial Statements/May 31, 1998

OTHER: The Fund has greater than 10% of its net assets at May 31, 1998 invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%.

The average daily loan balance for the six months ended May 31, 1998, was $27,473, at a weighted average interest rate of 8.50%. The maximum loan outstanding during the period was $5,000,000.

                              FINANCIAL HIGHLIGHTS

   Selected data for a share of each class outstanding throughout each period are as follows:


                                                                          (Unaudited)
                                                                     Six months ended May 31
                                                       ---------------------------------------------------
                                                                              1998
                                                        Class A             Class B             Class C
                                                       -----------         -----------        ------------
Net asset value -
   Beginning of period
                                                       $    13.750         $    13.750        $     13.750
                                                       -----------         -----------        ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
                                                             0.360               0.308               0.318 (b)
Net realized and
  unrealized gain (loss)
                                                             0.186               0.186               0.186
                                                       -----------         -----------        ------------
   Total from Investment
      Operations
                                                             0.546               0.494               0.504
                                                       -----------         -----------        ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income
                                                            (0.366)             (0.314)             (0.324)
                                                       -----------         -----------        ------------
Net asset value -
   End of period                                       $    13.930         $    13.930        $     13.930
                                                       ===========         ===========        ============
Total return (d)                                              4.01% (e)           3.62% (e)           3.70% (e)
                                                       ===========         ===========        ============

RATIOS TO AVERAGE NET ASSETS
Operating expenses (f)                                                                                1.54% (b)(g)
                                                             0.94% (g)            1.69% (g)
Interest expenses                                                  (h)                  (h)                 (h)
Total expenses (f)
                                                             1.30% (g)            2.05% (g)           2.05% (b)(g)
Net investment income (f)
                                                             5.13% (g)            4.38% (g)           4.52% (b)(g)
Portfolio turnover
                                                               11% (e)              11% (e)             11% (e)
Net assets at end
of period (in millions)                               $     2,489          $       364       $           1


(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(b) Net of fees waived by the Distributor which amounted to $0.010 per share and 0.15%.

(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)      Annualized.

(h)      Rounds to less than 0.00%.

(i)      Rounds to less than one million.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                    Year ended November 30
                           ----------------------------------------
                                             1997
                             Class A        Class B      Class C (a)
                           ------------   ------------   ------------
                           $     13.550   $     13.550   $     13.860
                           ------------   ------------   ------------


                                  0.743          0.642          0.218


                                  0.194          0.194        (0.114) (c)
                           ------------   ------------   ------------


                                  0.937          0.836          0.104
                           ------------   ------------   ------------


                                (0.737)        (0.636)        (0.214)
                           ------------   ------------   ------------

                           $     13.750   $     13.750   $     13.750
                           ============   ============   ============
                                   7.16%          6.37%          0.77% (e)
                           ============   ============   ============


                                   0.98%          1.73%          1.59% (g)
                                ---           ---             ---
                                   0.98%          1.73%          1.59% (g)
                                   5.45%          4.70%          4.76% (g)
                                     39%            39%            39%

                           $      2,551   $        380   $         (i)

                          FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:



                                                                      Year ended November 30
                                                -----------------------------------------------------------------
                                                            1996                                1995
                                                 Class A            Class B          Class A            Class B
                                                ----------         ----------       ----------         ----------
Net asset value -
   Beginning of period                          $   13.720         $   13.720       $   12.180         $   12.180
                                                ----------         ----------       ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.756              0.656            0.771              0.673
Net realized and
unrealized gain (loss)                              (0.171)            (0.171)           1.535              1.535
                                                ----------         ----------       ----------         ----------
   Total from Investment
     Operations                                      0.585              0.485            2.306              2.208
                                                ----------         ----------       ----------         ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
   income                                           (0.755)            (0.655)          (0.766)            (0.668)
                                                ----------         ----------       ----------         ----------
Net asset value -
   End of period                                $   13.550         $   13.550       $   13.720         $   13.720
                                                ==========         ==========       ==========         ==========
Total return (a)                                      4.47%              3.70%           19.35%             18.47%
                                                ==========         ==========       ==========         ==========

RATIOS TO AVERAGE NET ASSETS
Expenses                                              0.99%(b)           1.74%(b)         1.01%(b)           1.76%(b)
Net investment income                                 5.61%(b)           4.86%(b)         5.82%(b)           5.07%(b)
Portfolio turnover                                      40%                40%              41%                41%
Net assets at end
of period (in millions)                         $    2,818         $      427       $    3,111         $      469

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.



                             Year ended November 30
--------------------------------------------------------------------------------

            1994                                  1993
  Class A            Class B            Class A            Class B
---------          ---------          ---------          ---------
$  13.920          $  13.920          $  13.480          $  13.480
---------          ---------          ---------          ---------

    0.795              0.695              0.842              0.740

   (1.744)            (1.744)             0.451              0.451
---------          ---------          ---------          ---------

   (0.949)            (1.049)             1.293              1.191
---------          ---------          ---------          ---------


   (0.791)            (0.691)            (0.853)            (0.751)
---------          ---------          ---------          ---------

$  12.180          $  12.180          $  13.920          $  13.920
=========          =========          =========          =========
    (7.08%)            (7.78%)             9.80%              9.00%
=========          =========          =========          =========



     1.01%              1.76%              1.02%              1.77%
     6.00%              5.25%              6.06%              5.31%
       56%                56%                28%                28%

$   2,858          $     440          $   3,357          $     430

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.


(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ........... press 1

For account information ............................................ press 2

To speak to a service representative ............................... press 3

For yield and total return information ............................. press 4

For duplicate statements or new supply of checks ................... press 5

To order duplicate tax forms and year-end statements ............... press 6
(February through May)

To review your options at any time during your call ................ press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any fund distributed by Liberty Funds Distributor, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL
COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

LIBERTY FUNDS DISTRIBUTOR INVESTOR OPPORTUNITIES: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Tax-Exempt Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of our Performance Update.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

[LIBERTY LOGO]

COLONIAL FUNDS - STEIN ROE ADVISOR FUNDS - NEWPORT FUNDS
Liberty Funds Distributor, Inc. (C)1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com
                                                   TE-03/872F-0598 (7/98) 98/688